Recent Developments (Details) (First Uranium Corporation [Member]) In Millions, except Share data, unless otherwise specified	Jul. 22, 2011 ZAR	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CAD
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		19.79%	19.79%
Business Acquisition, Number of Shares Acquired		47,065,916	47,065,916
Business Acquisition, Price Per Share Of Acquiree [per shares in CAD]		$ 0.64	0.6
Business Acquisition, Rights To Acquire Remaining Interests [Percentage]		5.70%	5.70%
Business Acquisition, Rights To Acquire Convertible Debt, Amount	392.8
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 30